PREMISES AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
PREMISES AND EQUIPMENT, NET
Schedule of premises and equipment
As of June 30, 2024

Premises and equipment total	Balance at January 1, 2024	Roll - forward					Balance at June 30, 2024
		Additions	Expenses depreciation and impairment (1)	Disposals	Assets classified as held for sale and other assets	Effect of changes in foreign exchange rate
	In millions of COP
Premises and equipment for own use
Cost	4,044,231	122,792	—	(35,268)	(16,793)	121,036	4,235,998
Accumulated depreciation	(1,518,977)	—	(97,678)	32,375	318	(58,834)	(1,642,796)
Accumulated impairment	—	—	(422)	422	—	—	—
Premises and equipment in operating leases (2)
Cost	5,017,897	279,056	—	(64,410)	(739,787)	—	4,492,756
Accumulated depreciation	(1,020,617)	—	(228,241)	19,058	191,848	—	(1,037,952)

Total premises and equipment - cost	9,062,128	401,848	—	(99,678)	(756,580)	121,036	8,728,754

Total premises and equipment - accumulated depreciation	(2,539,594)	—	(325,919)	51,433	192,166	(58,834)	(2,680,748)

Total premises and equipment - accumulated impairment	—	—	(422)	422	—	—	—

Total premises and equipment - net	6,522,534	401,848	(326,341)	(47,823)	(564,414)	62,202	6,048,006

(1)	See Note 18.3. Impairment, depreciation and amortization.
(2)	The decrease is mainly due to cancellations and transfers to inventories of vehicles leased.

As of December 31, 2023

Premises and equipment total	Balance at January 1, 2023	Roll - forward					Balance at December 31, 2023
		Additions	Expenses depreciation and impairment (1)	Disposals	Assets classified as held for sale and other assets	Effect of changes in foreign exchange rate
	In millions of COP
Premises and equipment for own use
Cost	4,294,739	299,734	—	(161,985)	(42,407)	(345,850)	4,044,231
Accumulated depreciation	(1,584,666)	—	(203,046)	115,660	(16,030)	169,105	(1,518,977)
Accumulated impairment	—	—	(2,457)	2,457	—	—	—
Premises and equipment in operating leases
Cost	4,871,465	1,223,252	—	(83,743)	(993,077)	—	5,017,897
Accumulated depreciation	(854,472)	—	(433,330)	22,036	245,149	—	(1,020,617)
Accumulated impairment	—	—	(2,023)	2,023	—	—	—

Total premises and equipment - cost	9,166,204	1,522,986	—	(245,728)	(1,035,484)	(345,850)	9,062,128

Total premises and equipment - accumulated depreciation	(2,439,138)	—	(636,376)	137,696	229,119	169,105	(2,539,594)

Total premises and equipment - accumulated impairment	—	—	(4,480)	4,480	—	—	—

Total premises and equipment - net	6,727,066	1,522,986	(640,856)	(103,552)	(806,365)	(176,745)	6,522,534

(1)	See Note 18.3. Impairment, depreciation and amortization.